Financial Risk Management - Derivative Financial Instruments Per Category (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Derivative Assets	€ 153,803	€ 71,620
Derivative Assets, Noncurrent	115,546	30,777
Derivative Assets, Current	38,257	40,843
Derivative Liabilities	67,755	11,652
Derivative Liabilities, Noncurrent	2,808	2,608
Derivative Liabilities, Current	64,947	9,044
Cash Flow Hedges [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative Assets
Derivative Assets, Noncurrent
Derivative Liabilities	3,586	3,598
Derivative Liabilities, Noncurrent	2,808	2,608
Cash Flow Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	8,777	3
Derivative Liabilities	36	6,039
Fair Value Hedges [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Derivative Assets	141,953	54,983
Derivative Assets, Noncurrent	115,546	30,777
Derivative Liabilities
Derivative Liabilities, Noncurrent
Other Hedges [Member] | Forward Foreign Exchange Contracts [Member]
Derivative [Line Items]
Derivative Assets	3,073	16,634
Derivative Liabilities	€ 64,133	€ 2,015